Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred Stock Series A , par value	$ 0	$ 0	$ 0
Preferred Stock Series A, shares authorized	500,000	83,053	83,053
Preferred Stock Seed 1 - par value	$ 0	$ 0	$ 0
Preferred Stock - Seed 1, shares issued and outstanding	35,000	35,000	35,000
Preferred Stock - Seed 1 , shares authorized	35,000	35,000	35,000
Preferred Stock Seed 2 - par value	$ 0	$ 0	$ 0
Preferred Stock Seed 2 , shares issued and outstanding	463,908	463,908	463,908
Preferred Stock - Seed 2 , shares authorized	500,000	500,000	500,000
Common Stock, par value	$ 0	$ 0	$ 0
Common Stock, shares authorized	9,000,000
Common Stock, shares issued	955,000	955,000	955,000
Common Stock, shares outstanding	955,000	955,000	955,000
Property and equipment, net of accumulated depreciation	$ 244,085	$ 202,303	$ 44,495